Consolidated Statement of Changes in Stockholders' Deficit (USD $)		Common Stock [Member]	Preferred Series A [Member]	Preferred Series B [Member]	Additional Paid-In Capital [Member]	Deferred Compensation [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2012	[1]	$ 33,229	$ 40,118	$ 20,237	$ 19,858,084		$ (28,536,492)	$ (8,584,824)
Balance, shares at Dec. 31, 2012	[1]	33,229,093	40,118,013	20,237,459
Stock based compensation					9,877			9,877
Stock option exercise, shares
Net loss							(4,361,165)	(4,361,165)
Balance at Dec. 31, 2013		33,229	40,118	20,237	19,867,961		(32,897,657)	(12,936,112)
Balance, shares at Dec. 31, 2013		33,229,093	40,118,013	20,237,459
Issuance of common stock		6,277			3,916,823			3,923,100
Issuance of common stock, shares		6,276,960
Effect of reverse merger		5,548	(40,118)	(20,237)	54,807
Effect of reverse merger, shares		5,548,404	(40,118,013)	(20,237,459)
Stock based compensation								11,667,361
Stock option exercise		5			693			698
Stock option exercise, shares		4,506						(4,506)
Conversion of 2013 notes payable		14,447			9,014,813			9,029,260
Conversion of 2013 notes payable, shares		14,446,777
Conversion of 2014 notes payable		3,353			2,092,554			2,095,907
Conversion of 2014 notes payable, shares		3,353,437
Common stock grants to consultant		250			87,250			87,500
Common stock grants to consultant, shares		250,000
Common stock grants to independent directors		777			705,457			706,234
Common stock grants to independent directors, shares		776,753
Stock based compensation - warrants					5,250,540			5,250,540
Stock based compensation - options					5,917,351			5,917,351
Deferred compensation						(294,264)		(294,264)
Net loss							(16,994,625)	(16,994,625)
Balance at Dec. 31, 2014		$ 63,886			$ 46,908,249	$ (294,264)	$ (49,892,282)	$ (3,214,411)
Balance, shares at Dec. 31, 2014		63,885,930

[1]	*December 31, 2013 retroactively adjusted to reflect effects of the reverse acquisition transaction.